Other Comprehensive Income (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Revaluation gains
Debt Instruments
Government debt securities	R$ 7,251,721	R$ 3,917,451
Private-sector debt securities	824,294	1,546,895
Total	8,076,015	5,464,346
Revaluation losses
Debt Instruments
Government debt securities	(3,952,558)	(1,608,673)
Private-sector debt securities	(778,175)	(1,863,092)
Total	(4,730,733)	(3,471,765)
Net revaluation gains (losses)
Debt Instruments
Government debt securities	3,299,163	2,308,778
Private-sector debt securities	46,119	(316,197)
Total	3,345,282	1,992,581
Fair value
Debt Instruments
Government debt securities	95,961,823	85,395,136
Private-sector debt securities	1,104	555
Total	R$ 95,962,927	R$ 85,395,691